Share-based compensation - Changes Stock Options (Details) - 12 months ended Dec. 31, 2020	€ / shares shares	$ / shares € / shares shares	$ / shares shares
EUR-denominated Option Awards | Euro Member Countries, Euro
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	88,740	88,740
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(19,071)	(19,071)
Number of options, Forfeited (in shares)	(200)	(200)
Number of option, Expired (in shares)	(929)	(929)
Number of options, Outstanding, ending (in shares)	68,540	68,540
Number of options, Exercisable (in shares)	68,540	68,540	68,540
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | € / shares	€ 64.80
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | € / shares	48.35
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | € / shares	26.07
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | € / shares	23.37
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | € / shares	70.02
Weighted average exercise price per ordinary share (in usd/eur per share) | € / shares	€ 70.02	€ 70.02
US-denominated Option Awards | US dollar
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	55,549	55,549
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(13,165)	(13,165)
Number of options, Forfeited (in shares)	0	0
Number of option, Expired (in shares)	(129)	(129)
Number of options, Outstanding, ending (in shares)	42,255	42,255
Number of options, Exercisable (in shares)	42,255	42,255	42,255
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | $ / shares		€ 83.71
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | $ / shares		74.05
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | $ / shares		32.74
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | $ / shares		€ 86.87
Weighted average exercise price per ordinary share (in usd/eur per share) | $ / shares			$ 86.87